Tax On Profit On Ordinary Activities - Unremitted Earnings (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of unremitted profits	£ 71,420	£ 27,500
Deferred tax liabilities	10,010	5,861
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 2,069	£ 886